Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2021
Net fee and commission income [abstract]
Schedule of net fee and commission income
Net fee and commission income
in EUR million 2021 2020 2019
Fee and commission income
Payment Services 1,661 1,566 1,638
Securities business 853 700 485
Insurance and other broking 734 705 674
Portfolio management 617 525 490
Lending business 477 368 411
Financial guarantees and other commitments 458 364 338
Other 204 286 404
Total fee

and commission income
5,004 4,514 4,439
Fee and commission expenses
Payment Services 563 611 669
Securities business 164 133 127
Distribution of products (Externally) 591 548 504
Other 169 211 272
Total fee

and commission expenses
1,487 1,503 1,571
Net fee and commission income 3,517 3,011 2,868